Intangible Assets, Net - Schedule of Intangible Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Liabilities [Line Items]
Less: accumulated amortization	¥ (526,300)	¥ (521,184)
Less: accumulated impairment loss	(538,109)	(538,109)
Exchange difference	(50,540)	32,061
Net book value	22,203	27,320
Trade Names [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	689,333	636,902
Active User [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	368,555	340,523
Technology [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	28,086	25,949
Licenses [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	¥ 51,178	¥ 51,178